Defined Asset Funds [Registered]

                              Fundamental Research
                                 2000 Series B

                               Tele-Global Trust

In Touch with Progress, Online for Growth

[logo] Merrill Lynch

[Symbol] Tele-Global Trust

More than a century ago, Samuel Morse gave us the ground-breaking telegraph and Alexander Graham Bell created the telephone. From the fast-paced world of business, to how our families keep in touch, our lives have been changed by astounding advances in communications technology. Defined Asset Funds [Registered] stays in touch with the future...


                               Tele-Global Trust

Why Telecommunications?

Favorable Regulatory Trends
U.S. legislation has opened a host of opportunities to telecommunications firms, allowing them to cross their traditional service boundaries and offer multi-service packages. Now, cable companies can connect phone calls, local phone companies can enter the long-distance arena, and both local and long-distance phone carriers can broadcast television programs.

Global Opportunities Abound
Although the Portfolio consists mainly of domestic stocks, 23% are from other countries that seem poised for growth. The privatization of government-owned telephone companies, which has had a favorable impact on the profitability of some foreign telecommunications companies, is likely to continue.

Technologically Friendly
Telecommunications equipment manufacturers are expected to profit as consumers place increasing demands on service providers, which in turn continue to retool their own systems to meet rising demand.

Rigorously Screened

Our experienced Defined Asset Funds research analysts:





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


- Identify telecommunications companies we believe have the potential to grow over the next two years.

- Perform thorough financial analysis including the review of each company's operating history, balance sheet and cash flow.

-    Review the stocks for liquidity, market share and timeliness of purchase.

The Portfolio

The Tele-Global Trust seeks capital appreciation by investing in 28 leading companies from the telecommunications industry.

The Portfolio will hold its stocks for about two years. At the end of that time, you can choose to either redeem your investment or roll your proceeds into the next Portfolio, if available, at a reduced sales charge.

Past Performance of Prior Tele-Global Trusts

Past performance is no guarantee of future results.

                                                                                S&P 500(++)       NASDAQ(++)
                                                          Average Annual        Composite         Telecommunications
Series                                   Period           Total Return          Index             Index
Telecommunications Trust(*)(+)     1/22/91-12/22/95        10.61%               16.83%             20.41%
Tele-Global 1(+)                   10/13/93-2/12/98        13.46                23.04              13.66
Tele-Global 2(+)                   2/14/96-2/28/00         53.09                21.52              49.44
Tele-Global 3                      2/6/98-3/10/00          77.53                18.18              86.97
Tele-Global 4                      8/13/98-6/30/00         60.62                18.95              50.17
Tele-Global 5                      1/25/99-6/30/00         47.91                13.60              36.71

The chart above shows average annual total returns, which represent price changes plus reinvestment (except as noted) of income and principal distributions, divided by the initial public offering price, and reflect actual Trust expenses and maximum sales charges and durations, which differ from the current Trust. Index performance reflects no sales charges or expenses.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected for market size, liquidity and industry group representation (industrials, utilities, financials and transportation stocks). The Nasdaq Telecommunications Index is a capitalization-weighted index of about 250 companies designed to measure the performance of all Nasdaq stocks in the telecommunications sector, including all types of telecommunications companies.

(*) Total returns represent price changes plus the addition of dividends and principal distributions (not reinvested), divided by the initial public offering price.

(+) Telecommunications Trust, Tele-Global 1 and Tele-Global 2 were outstanding longer than other Tele-Global Funds and had a different sales charge structure.


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


(++) The S&P 500 Composite Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Defined Asset Funds. The Nasdaq Telecommunications Index is a trademark of the Nasdaq Stock Market, Inc. The Portfolio is not sponsored, managed, sold or promoted by standard & Poor's or Nasdaq.

(ss)     These securities do not currently pay cash dividends.

(") The issuer is a foreign corporation; dividends, if any, may be subject to withholding tax.


[A horizontal timeline illustrates the milestones in the development of communications as follows:

1844
Samuel Morse sends his historic telegraph message, "What hath God wrought?"

1876
Alexander Graham Bell's first telephone call-"Mr. Watson, come here, I want you."

1925
Bell Labs Research produces the first talking motion pictures.

1965
"Early Bird" is the world's first commercial communications satellite.

1966
Development of silicon chip makes computers smaller and much faster.

1972
FCC opens up domestic satellite transmission.

1990
Cellular phones grow in popularity.

1996
Landmark telecommunications legislation is passed.

1998
Lucent introduces 400-gigabit fiberoptic cable.

2000
Broadband comes of age.]

                              A Defined Portfolio

Company                                                                  Symbol


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


Telecommunications Equipment
ADC Telecommunications, Inc.(ss)                                         ADCT
     ADC Telecommunications derives most of its sales from broadband connectivity and has a strong emphasis on manufacturing fiber optic video transmission systems.

ADTRAN, Inc.(ss)                                                         ADTN
     This company designs, develops, manufactures, markets and services a broad range of high-speed digital transmission products utilized by telephone companies and corporate end-users to implement advanced digital data services over existing telephone networks.

Advanced Fibre Communications, Inc.(ss)                                  AFCI
     Advanced Fibre Communications designs and manufactures end-to-end multi-service narrowband and broadband access solutions for telecommunications service providers in over 25 countries.

ANTEC Corporation(ss)                                                    ANTC
     This company develops, manufactures and supplies optical and radio frequency (RF) transmission equipment for the construction, rebuilding and maintenance of broadband communications systems.

Corning, Inc.                                                            GLW
     This global technology-based company operates in three broadly-based business segments: telecommunications, advanced materials and information display. The telecommunications segment accounts for 63% of revenues.

Dycom Industries, Inc.(ss)                                               DY
     One of North America's largest telecommunications and electrical services companies, Dycom provides engineering, design, construction, maintenance and facilities locating services to the telecommunications, cable television and electric utility industries.

Motorola, Inc.                                                           MOT
     Motorola is a global leader in providing integrated communications and embedded electronic solutions.

Polycom, Inc.(ss)                                                        PLCM
     This company develops, manufactures and markets a full range of high-quality, media-rich communications tools and network solutions. Its broadband communications solutions enable business users to realize the benefits of video, voice and data over rapidly growing converged networks.

Powerwave Technologies, Inc.(ss)                                         PWAV
     Powerwave Technologies designs, manufactures and markets ultra-linear RF power amplifiers for use in the wireless communications market.


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


Scientific-Atlanta, Inc.                                                 SFA
     This company's products connect information generators with information users via broadband and satellite networks, and include applications for converging cable, telephone and data networks.

International                                                            ALA
Alcatel(")
     Alcatel builds next generation networks, delivering integrated end-to-end voice and data networking solutions to established and new telecommunications carriers, as well as enterprises and consumers worldwide.

France Telecom S.A.(")                                                   FTE
     France Telecom is the principal provider of telecommunications services in France and the world's fourth largest telecommunications carrier.

Nokia Oyj(")                                                             NOK
     This global wireless and wireline telecommunications company pioneered the Nokia 9110 Communicator, an all-in-one mobile phone that offers fax, e-mail and Internet capabilities.

Nortel Networks Corporation(")                                           NT
     One of the five largest telecommunications equipment makers in the world, Nortel's Unified Networks Solutions span mission-critical telephony and Internet Protocol-optimized networks. Its main product lines are switching, enterprise, wireless and broadband networks.

Telefonaktiebolaget LM Ericsson AB(")                                    ERICY
     Operating in over 140 countries, this company is an international leader in telecommunications products, including mobile communications.

Telefonica S.A.(ss)(")                                                   TEF
     Telefonica is a diversified telecommunications and multimedia group, providing a range of services in Spain and Latin America including local and long-distance telephone service, integrated business communications, wireless and Internet services, high-speed data transmission and cable TV.

Vodafone AirTouch PLC (")                                                VOD
     The world's largest mobile telecommunications company, Vodafone owns or has partnership interests in wireless properties in Europe, the U.S., the Pacific Rim, Egypt, South Africa and Asia.

Telecommunications Services - Wireline/Wireless
ALLTEL Corporation                                                       AT
     ALLTEL, a diversified independent telecommunications company, provides wireline and wireless communications and information services to customers in rural and suburban markets.

BellSouth Corporation                                                    BLS
     This communications company offers wireline, wireless, cable and digital TV and Internet services to more than 37 million customers in 20 countries.

SBC Communications, Inc.                                                 SBC
     One of the largest telecommunications companies in the U.S., this company's subsidiaries and affiliates provide wireline and wireless telecommunications services and equipment, Internet services, directory advertising, publishing and cable TV services.

Sprint Corporation (Fon Group)                                           FON
     Sprint Corporation provides wireline telecommunications operations (long-distance and local telephone, product distribution and directory publishing) and development and deployment of Sprint ION (Integrated On-Demand Network).

United States Cellular Corporation(ss)                                   USM
     This company provides wireless telephone service to over 2.6 million customers through 139 majority-owned and managed cellular systems.

Verizon Communications                                                   VZ
     Formed by the merger of Bell Atlantic and GTE, Verizon is one of the world's leading providers of high-growth communications services. It is the largest provider of wireline and wireless communications in the U.S. with a global presence extending to 40 countries.

WorldCom,Inc.(ss)                                                        WCOM
     This global communications company provides a broad range of communications, outsourcing and managed network services to U.S.
     and international corporations.

Internet Services
America Online, Inc.(ss)                                                 AOL
     A premier online service company, AOL provides services such as electronic mail, software, computing support and online classes.
     Over the last several years the company has aggressively sought new customers and formed strategic alliances.

Telecommunications/Software Services
Convergys Corporation(ss)                                                CVG
     This leading provider of outsourced information and customer management solutions focuses on clients in the telecommunications, cable, cable telephony, satellite broadcasting, Internet services, utility, technology, financial services, consumer product and health-care industries.

CSG Systems International, Inc.(ss)                                      CSGS
     One of the world's leading providers of customer care and billing solutions for converging communications markets, CSG's clients include cable TV, direct broadcast satellite, telephony and online services.


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


Telecommunications Networking
Cisco Systems, Inc.(ss)                                                  CSCO
     Cisco Systems is a world-wide leader in networking for the Internet. Its products include routers, LAN and ATM switches, dial-up access servers and network management software.

definedfunds.com/ml
BUY WITH KNOWLEDGE. HOLD WITH CONFIDENCE.


QUANTITATIVE RESEARCH & INDEX
Institutional Holdings Portfolio
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Select S&P Industrial Portfolio
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Select Ten Portfolio (DJIA)
Standard & Poor's Industry Turnaround Portfolio
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United Kingdom Portfolio (Financial Times Index)

SECTOR
Biotechnology Portfolio
Broadband Portfolio
Energy Portfolio
Financial Services Portfolio
Health Care Trust
Internet Portfolio
Media Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

FUNDAMENTAL RESEARCH
Baby Boom Economy Portfolio[SM]
Earnings Growth Consistency Portfolio
European Growth Portfolio
Premier American Portfolio
Premier World Portfolio
Western Premier Portfolio

FIXED INCOME
Corporate Funds
Government Funds


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


Municipal Funds

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

- This Portfolio consists entirely of telecommunications stock, which can involve special risks including increasing competition and capital needs, rapid changes in technology and changing regulation. This Portfolio is concentrated in foreign stocks, which also involve special risks.

- The value of your investment will fluctuate with the prices of the underlying stocks. Foreign stocks will also fluctuate with changes in currency exchange rates. Stock prices can be volatile and foreign stocks may be subject to greater price volatility and political developments.

- An investment in this Portfolio may be considered speculative. This Portfolio is designed for investors who can assume the risks associated with equity investments, and generally is not appropriate for investors seeking capital preservation or current income.

-    There can be no assurance that this Portfolio will meet its objective.

Tax Efficiency

Your taxable income may include foreign withholding taxes. However, subject to limitations, you may be able to credit these taxes against your U.S. federal income taxes. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of capital gains and losses for federal income tax purposes on stocks transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge in six monthly payments of about $2.50 per 1,000 units, deducted from the Portfolio's net asset value in each year of its two-year life ($30.00 total).

                                As a % of Public        Amount Per
                                  Offering Price        1,000 Units
Initial Sales Charge                  1.00%               $10.00
Deferred Sales Charge Year 1          1.50%               $15.00
Deferred Sales Charge Year 2          1.50%               $15.00
Maximum Sales Charge                  4.00%               $40.00


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


Annual Creation and Development Fee
(as a % of net assets)                0.250%              $  2.48
Estimated Annual Expenses
(as a % of net assets)                0.188%              $  1.86
Estimated Organization Costs                              $  1.58

If you sell your units before the final deferred sales charge installment in either the first or second year, the remaining balance of your deferred sales charge for that year will be deducted, along with the estimated costs of selling Portfolio securities. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

                                              Your Maximum Two-Year
         If You                               Sales Charge (as a % of
         Invest:                              your investment) Will Be:
Less than $50,000                                      4.00%
$50,000 to $99,999                                     3.75
$100, 000 to $249,999                                  3.25
$250,000 to $999,999                                   3.00
$1,000,000 or more                                     2.50

Call Today!

You can get started with $250. This Fund is eligible for purchase through Unlimited Advantag[SM] accounts, in which Unlimited Advantage fees apply in lieu of traditional sales charges. Call your financial professional to learn how the Tele-Global Trust may help to meet your personal investment goals and how it may be appropriate for your IRA account. You may request a free prospectus containing more complete information, including sales charges, expenses and risks. You may also download a prospectus from our Web site address listed above. Please read it carefully before you invest or send money.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[logo] Printed on Recycled Paper                                    11387BR-8/00

           [copyright] 2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated.
                  Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.


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